UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21819

                          PNC LONG-SHORT TEDI FUND LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS
PNC LONG-SHORT TEDI
FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2009

PNC LONG-SHORT TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009
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PNC Long-Short TEDI Fund LLC (the "Fund") invests substantially all of its assets in PNC Long-Short Master Fund LLC (the "Master Fund"). As of June 30, 2009, the Fund owned 5.91% of the Master Fund. The schedule of investments of the Master Fund is as follows:


INVESTMENT FUNDS*                                                                                       % OF
----------------                                             COST                 VALUE            MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
   Artis Partners 2X (Institutional), L.P.**             $ 1,589,994           $ 4,124,882              11.82%
   DAFNA Fund, L.L.C., Series A**                          1,387,404             2,058,069               5.90
   Lucas Energy Total Return Partners, L.P.                2,460,180             1,628,673               4.67
                                                         -----------           -----------              -----
      Total Sector Hedged Equity                           5,437,578             7,811,624              22.39
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                               1,208,178               802,130               2.30
   Harbinger Capital Partners Fund I, L.P.                 1,804,077             1,891,964               5.42
   Owl Creek II, L.P.                                      1,968,391             2,228,431               6.39
                                                         -----------           -----------              -----
      Total Event Hedged Equity                            4,980,646             4,922,525              14.11
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.**           4,000,000             2,934,754               8.41
   Wynnefield Partners Small Cap Value, L.P.               1,308,773             1,754,814               5.03
                                                         -----------           -----------              -----
      Total U.S. Hedged Equity                             5,308,773             4,689,568              13.44
INTERNATIONAL HEDGED EQUITY
   Firebird Global Fund II, L.P.                              58,015                32,213               0.09
   Horseman Global Fund, L.P.                                857,630             2,479,237               7.10
   Kingdon Associates, L.P.                                1,234,055             2,019,170               5.79
                                                         -----------           -----------              -----
      Total International Hedged Equity                    2,149,700             4,530,620              12.98
TRADING
   Cipher Composite Fund L.P.                                895,546             1,612,104               4.62
   Peak Select Partners L.P.                                 956,883             1,604,568               4.60
   Quantitative Global 1X Fund LLC                         1,000,000             1,027,499               2.94
                                                         -----------           -----------              -----
      Total Trading                                        2,852,429             4,244,171              12.16
CREDIT
   Camulos Partners, L.P.**                                2,974,842             1,064,269               3.05
                                                         -----------           -----------              -----
      Total Credit                                         2,974,842             1,064,269               3.05
                                                         -----------           -----------              -----
Total Investment Funds                                    23,703,968            27,262,777              78.13
                                                         -----------           -----------              -----
REGISTERED INVESTMENT COMPANY
-----------------------------
   SEI Daily Income Trust Money Market Fund                4,093,715             4,093,715              11.73
   Total Investments                                     $27,797,683           $31,356,492              89.86%
                                                         ===========           ===========              =====

   *  All Investment Funds are non-income producing.
   ** Fund investment fully or partially segregated to cover tender offers.

As of June 30, 2009, the value of the PNC Long-Short Master Fund LLC's (the "Master Fund") investments by country as a percentage of members' capital is as follows:

                COUNTRY                                 COST                    VALUE
                United States - 89.86%              $ 27,797,683           $ 31,356,492
                                                    ------------           ------------
                                                    $ 27,797,683           $ 31,356,492
                                                    ============           ============

Percentages above are based on members' capital of $34,894,844. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $27,797,683. Net unrealized appreciation on investments for tax purposes was $3,558,809 consisting of $7,797,985 of gross unrealized appreciation and $4,239,176 of gross unrealized depreciation.

PNC LONG-SHORT TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009
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The investments in Investment Funds above, representing 89.86% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

On April 1, 2008, the Master Fund adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS No. 157) which clarifies the definition of fair value for financial reporting, established a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2009:

                                                              Level 1         Level 2         Level 3         Total
                                                           -----------       --------      ------------    ------------
Investments in other hedge funds                           $        --       $     --      $ 27,262,777    $ 27,262,777
Investment in registered investment company                  4,093,715             --                --       4,093,715
                                                           -----------       --------      ------------    ------------
TOTAL                                                      $ 4,093,715       $     --      $ 27,262,777    $ 31,356,492
                                                           ===========       ========      ============    ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         Change in
  Beginning                              unrealized                                Net transfers           Ending
Balance as of       Realized            appreciation/         Net purchase/        in and/or out        Balance as of
   3/31/09         gain/(loss)         (depreciation)             sales             of Level 3             6/30/09
-------------      -----------         --------------         -------------        -------------       --------------
 $28,190,344        $ 336,380           $ 2,220,585           $ (3,484,532)          $      --          $ 27,262,777
=============      ===========         ==============         =============        =============       ==============

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment.

INVESTMENT FUNDS                                             LIQUIDITY
     Artis Partners 2X (Institutional), L.P.                 Quarterly
     Blue Harbour Strategic Value Partners, L.P.             Annually
     Camulos Partners, L.P.                                  Quarterly
     Castlerigg Partners, L.P.                               Quarterly
     Cipher Composite Fund, L.P.                             Monthly
     DAFNA Fund, L.L.C., Series A                            Monthly
     Firebird Global Fund II, L.P.                           Semi-Annual
     Harbinger Capital Partners Fund I, L.P.                 Quarterly
     Horseman Global Fund, L.P.                              Monthly
     Kingdon Associates, L.P.                                Quarterly
     Lucas Energy Total Return Partners, L.P.                Monthly
     Owl Creek II, L.P.                                      Annually
     Peak Select Partners L.P.                               Monthly
     Quantitative Global 1X Fund LLC                         Monthly
     Wynnefield Partners Small Cap Value, L.P.               Semi-Annual

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Long-Short TEDI Fund LLC
/s/ Kevin A. McCreadie
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Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin A. McCreadie
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Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009

/s/ Jennifer E. Spratley
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Jennifer E. Spratley
Chief Financial Officer

Date: August 27, 2009